GS Mortgage-Backed Securities Trust 2023-PJ1 ABS-15G

Exhibit 99.2 - Schedule 7

Data Compare Summary (Total)

Run Date - 1/10/2023 1:09:16 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	27	0.00%	308
Amortization Term	0	18	0.00%	308
Amortization Type	0	17	0.00%	308
Balloon Flag	0	297	0.00%	308
Borrower First Name	0	300	0.00%	308
Borrower FTHB	0	16	0.00%	308
Borrower Last Name	0	305	0.00%	308
Borrower SSN	0	297	0.00%	308
City	0	308	0.00%	308
Contract Sales Price	0	8	0.00%	308
Decision System	0	16	0.00%	308
Doc Type	0	4	0.00%	308
Escrow Account	0	15	0.00%	308
Has FTHB	0	6	0.00%	308
Investor: Qualifying Total Debt Ratio	0	306	0.00%	308
Lender	0	297	0.00%	308
Lien Position	0	17	0.00%	308
LTV Valuation Value	0	10	0.00%	308
Margin	0	4	0.00%	308
Maturity Date	0	5	0.00%	308
Mortgage Type	0	6	0.00%	308
Note Date	0	22	0.00%	308
Occupancy	0	308	0.00%	308
Original CLTV	0	306	0.00%	308
Original Interest Rate	0	303	0.00%	308
Original Loan Amount	0	308	0.00%	308
Original LTV	0	308	0.00%	308
Original Term	0	4	0.00%	308
Originator Loan Designation	0	297	0.00%	308
PITIA Reserves Months	0	148	0.00%	308
Product Description	0	297	0.00%	308
Property Type	0	308	0.00%	308
Purpose	0	308	0.00%	308
Refi Purpose	0	51	0.00%	308
Representative FICO	0	308	0.00%	308
State	0	308	0.00%	308
Street	0	301	0.00%	308
Universal Loan Identifier (ULI)	0	1	0.00%	308
Zip	0	306	0.00%	308
Total	0	6,471	0.00%	308